LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

16.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases were insignificant for period of 2019, 2020 and 2021, and sublease income of the Group which is recognized in revenues in the consolidated statements of comprehensive income were RMB121, RMB112 and RMB134 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group recognizes a negative lease expense of RMB250 and RMB88 for 2020 and 2021 under the relief as the Group elects using the variable lease expense approach.

A summary of supplemental information related to operating leases in 2020 and 2021 is as follows:

	Years Ended December 31,
	2020	2021
Lease cost:
Operating fixed lease cost	3,964	4,074
Finance lease cost
— Amortization of ROU assets	74	79
— Interest on lease liabilities	90	96
Short term lease cost	0	0
Operating variable lease cost	(171)	(25)
Total lease cost	3,957	4,224

Other information:
Weighted average remaining lease term
Operating leases	14 years	13 years
Finance leases	29 years	28 years
Weighted average discount rate
Operating leases	6.23%	6.31%
Finance leases	3.96%	3.97%

Lease expense for all the Group’s leases (including fixed lease cost, variable lease cost and short-term lease cost) for the year ended December 31, 2019 were RMB3,104.

As of December 31, 2021, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2022	4,055	140
2023	4,066	155
2024	4,037	157
2025	3,871	157
2026	3,655	158
Thereafter	26,035	3,824

Total minimum lease payments	45,719	4,591

Less: amount representing interest	14,079	1,866

Present value of minimum lease payments	31,640	2,725

As of December 31, 2021, the Group has entered 32 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB8,732, which is not reflected in the consolidated balance sheets.

As of December 31, 2020, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter were as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2021	3,858	129
2022	3,826	144
2023	3,733	146
2024	3,660	147
2025	3,466	147
Thereafter	25,730	3,575

Total minimum lease payments	44,273	4,288

Less: amount representing interest	13,819	1,760

Present value of minimum lease payments	30,454	2,528

As of December 31, 2020, the Group has entered 31 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB8,511, which is not reflected in the consolidated balance sheets.